UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21791

Name of Fund: Global Income & Currency Fund Inc. (GCF)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Global Income & Currency Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

Global Income &
Currency Fund Inc.

Annual Report
December 31, 2007

[LOGO] IQ INVESTMENT                            [LOGO] NUVEEN
           ADVISORS                                    INVESTMENTS

Global Income & Currency Fund Inc.

Portfolio Information as of December 31, 2007+

                                                                      Percent of
Notional Exposure by Country/Region++                                 Net Assets
--------------------------------------------------------------------------------
United States .......................................................    58.4%
Mexico ..............................................................    20.8
Hungary .............................................................    10.8
Turkey ..............................................................    10.7
Colombia ............................................................    10.6
Brazil ..............................................................    10.5
South Africa ........................................................    10.2
Iceland .............................................................    10.1
Philippines .........................................................     1.3
Indonesia ...........................................................     1.3
Canada ..............................................................     0.2
Switzerland .........................................................    (0.1)
Japan ...............................................................   (10.4)
South Korea .........................................................   (10.5)
Singapore ...........................................................   (10.5)
Taiwan ..............................................................   (11.1)
Europe ..............................................................   (11.2)
Denmark .............................................................   (11.5)
Czech Republic ......................................................   (12.2)
--------------------------------------------------------------------------------
+ At the end of the period, the Fund was invested primarily in U.S. dollars pursuant to its investment process awaiting an opportunity to re-enter the global market.
++ This table denotes the notional exposure of Fund investments by country (or geographic region through the use of European Currency contracts) as a percentage of net assets of the Fund. For additional detail on the Fund's holdings, please refer to the "Schedule of Investments" section included in this report.


2        GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007

A Summary From Your Fund's Portfolio Manager

      We are pleased to provide you with this shareholder report for Global Income & Currency Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following is provided by Nuveen Asset Management, the Fund's subadviser.

The investment objective of Global Income & Currency Fund Inc. (the "Fund") is to provide current income while also seeking total returns. The Fund seeks to achieve its investment objective by constructing and actively managing a portfolio of investments that provides long and short exposure to selected foreign currencies. There can be no assurance that the Fund will achieve its investment objective.

For the annual period ended December 31, 2007, the Fund had a total investment return as set forth in the table below, based on the change per share in net asset value of $19.09 to $18.58. All of the Fund information presented includes the reinvestment of any dividends or distributions. Distribution information may be found in the Notes to Financial Statements, Note 5.

--------------------------------------------------------------------------------
Period
--------------------------------------------------------------------------------
Fiscal year ended December 31, 2007                                       8.60%*
--------------------------------------------------------------------------------
Since inception (from 4/28/06)                                           14.55%*
--------------------------------------------------------------------------------
*     Fund performance information is net of expenses.

For more detail with regard to the Fund's total investment return based on a change in the per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), please refer to the Financial Highlights section of this report.

As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Andrew Stenwall
Portfolio Manager

January 17, 2008


         GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007        3

Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                                               Face
                Short-Term Securities                                        Amount          Value
=====================================================================================================
Hungary -- 10.8%
                Foreign Commercial Paper** -- 10.8%
                Hungarian Treasury Bill, 6.973%
                  due 1/16/2008 (a)                           HUF     2,419,320,000      $ 13,951,377
-----------------------------------------------------------------------------------------------------
                Total Short-Term Securities in Hungary                                     13,951,377
=====================================================================================================
Mexico -- 20.8%
                Foreign Commercial Paper** -- 20.8%
                Mexican Cetes Treasury Bill:
                    7.589% due
                    1/03/2008 (a)                             MXN       146,503,200        13,406,352
                    7.259% due 4/24/2008                                149,991,200        13,406,036
-----------------------------------------------------------------------------------------------------
                Total Short-Term Securities in Mexico                                      26,812,388
=====================================================================================================
South Africa -- 10.2%
                Foreign Commercial Paper** -- 10.2%
                South Africa Government
                  Bond Series R195, 8.855%
                  due 2/28/2008 (a)                           ZAR        90,000,000        13,152,970
-----------------------------------------------------------------------------------------------------
                Total Short-Term Securities in South Africa                                13,152,970
=====================================================================================================
Turkey -- 10.7%
                Foreign Commercial Paper** -- 10.7%
                Turkey Government Bond,
                  15.371% due 4/09/2008                       TRY        17,000,000        13,903,962
-----------------------------------------------------------------------------------------------------
                Total Short-Term Securities in Turkey                                      13,903,962
=====================================================================================================
United States -- 58.4%
                U.S. Government Agency
                Obligations** -- 58.4%
                Fannie Mae, 4.90%
                  due 1/04/2008 (a)                           USD        24,375,000        24,369,686
                Federal Home Loan Bank:
                    4.75% due 1/09/2008 (a)                              10,100,000        10,092,304
                    4.41% due 2/06/2008                                   1,900,000         1,892,389
                    4.37% due 2/08/2008                                   3,750,000         3,734,122
                    4.74% due 2/19/2008 (a)                              25,400,000        25,260,478
                    4.33% due 3/07/2008 (a)                              10,000,000         9,925,790
-----------------------------------------------------------------------------------------------------
                Total U.S. Government Agency Obligations                                   75,274,769
=====================================================================================================

                                                                             Shares
                                                                               Held
=====================================================================================================
Mutual Funds -- 0.0%
                AIM Short-Term Investment
                  Trust-Liquid Assets Portfolio --
                  Institutional Class, 4.94% (b)                             52,969            52,969
-----------------------------------------------------------------------------------------------------
                Total Short-Term Securities in the United States                           75,327,738
=====================================================================================================
                Total Investments
                (Cost -- $142,534,768*) --110.9%                                          143,148,435

                Liabilities in Excess of
                Other Assets -- (10.9%)                                                   (14,103,051)
                                                                                         ------------
                Net Assets -- 100.0%                                                     $129,045,384
                                                                                         ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 142,534,768
                                                                  =============
      Gross unrealized appreciation ..........................    $     812,389
      Gross unrealized depreciation ..........................         (198,722)
                                                                  -------------
      Net unrealized appreciation ............................    $     613,667
                                                                  =============

** Foreign Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown payable at fixed dates or upon maturity. The interest rates shown are rates in effect at December 31, 2007.
(a) All or a portion of security held as collateral in connection with open forward foreign exchange contracts.
(b)   Represents the current yield as of December 31, 2007.

o     Currency Abbreviations:

      BRL      Brazilian Real
      CAD      Canadian Dollar
      CHF      Swiss Franc
      COP      Colombian Peso
      CZK      Czech Republic Koruna
      DKK      Danish Krone
      EUR      Euro
      HUF      Hungary Forint
      IDR      Indonesian Rupiah
      ISK      Icelandic Krona
      JPY      Japanese Yen
      KRW      South Korean Won
      MXN      Mexican New Peso
      PHP      Philippines Peso
      SGD      Singapore Dollar
      TRY      Turkish Lira
      TWD      New Taiwan Dollar
      USD      U.S. Dollar
      ZAR      South African Rand

o Forward foreign exchange contracts as of December 31, 2007 were as follows:

      -------------------------------------------------------------------------------------
                                                                               Unrealized
            Foreign                      Foreign             Settlement       Appreciation
      Currency Purchased              Currency Sold             Date         (Depreciation)
      -------------------------------------------------------------------------------------
      JPY        628,100,000     USD          5,508,953      1/04/2008         $  116,290
      PHP         76,755,000     USD          1,700,000      1/04/2008            159,356
      USD          5,500,000     JPY        628,100,000      1/04/2008           (125,243)
      USD          1,855,330     PHP         76,755,000      1/04/2008             (4,026)
      COP      7,584,500,000     USD          3,703,369      1/15/2008             46,632
      USD         14,328,567     TWD        460,950,000      1/15/2008             76,824
      USD          7,352,650     EUR          5,000,000      1/15/2008             40,310
      USD         13,500,000     KRW     12,675,150,000      1/22/2008            (65,615)
      PHP         76,755,000     USD          1,857,125      2/04/2008                (41)
      BRL         24,219,000     USD         13,500,000      2/06/2008             27,837
      CHF         16,510,000     USD         14,653,543      2/13/2008            (30,543)
      USD         14,747,655     CHF         16,510,000      2/13/2008            124,652
      USD         15,707,008     CZK        277,480,000      2/14/2008            433,252
      USD         14,784,443     DKK         75,000,000      2/14/2008             70,150
      USD         13,583,644     SGD         19,500,000      2/14/2008             (6,627)
      CAD         13,014,338     USD         13,106,081      2/19/2008             87,425
      COP     10,120,000,000     USD          5,021,087      2/19/2008            (41,793)
      COP     10,075,000,000     USD          5,000,000      2/19/2008            (42,847)
      USD         12,837,311     CAD         13,014,338      2/19/2008           (356,194)
      USD         13,500,000     JPY      1,506,060,000      2/19/2008            (56,058)
      IDR     15,529,500,000     USD          1,700,000      4/04/2008            (57,849)
      ISK        479,900,000     EUR          5,000,000      9/24/2008           (175,969)
      ISK        403,020,000     USD          6,000,000     10/02/2008            (28,689)
      -------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts -- Net                                                         $  191,234
                                                                               ==========

      See Notes to Financial Statements.


4        GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007

Statement of Assets, Liabilities and Capital

As of December 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value
              (identified cost -- $142,534,768) ................................................                      $ 143,148,435
            Cash ...............................................................................                              7,640
            Unrealized appreciation on forward foreign exchange contracts ......................                          1,182,728
            Foreign cash (cost -- $6,395) ......................................................                              6,470
            Interest receivable ................................................................                            461,978
                                                                                                                      -------------
            Total assets .......................................................................                        144,807,251
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Unrealized depreciation on forward foreign exchange contracts ......................                            991,494
            Payables:
                Securities purchased ...........................................................    $  13,422,752
                Dividends to Common Stock shareholders .........................................        1,141,250
                Investment adviser .............................................................           97,972        14,661,974
                                                                                                    -------------
            Accrued expenses ...................................................................                            108,399
                                                                                                                      -------------
            Total liabilities ..................................................................                         15,761,867
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .........................................................................                      $ 129,045,384
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, par value $.001 per share, 100,000,000 shares authorized .............                      $       6,947
            Paid-in capital in excess of par ...................................................                        132,048,730
            Undistributed investment income -- net .............................................    $     594,525
            Accumulated realized capital losses -- net .........................................       (4,473,591
            Unrealized appreciation -- net .....................................................          868,773
                                                                                                    -------------
            Total accumulated losses -- net ....................................................                         (3,010,293)
                                                                                                                      -------------
            Total capital -- Equivalent to $18.58 per share based on 6,946,895
              shares of Common Stock outstanding (market price -- $17.55) ......................                      $ 129,045,384
                                                                                                                      =============

      See Notes to Financial Statements.


         GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007        5

Statement of Operations

For the Year Ended December 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest -- net ....................................................................                      $   9,808,616
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ...........................................................    $   1,234,512
            Custodian fees .....................................................................          104,627
            Directors' fees and expenses .......................................................           59,391
            Transfer agent fees ................................................................           36,050
            Accounting services ................................................................           34,725
            Professional fees ..................................................................           33,912
            Printing and shareholder reports ...................................................           25,510
            Listing fees .......................................................................           23,750
            Repurchase offer ...................................................................           20,674
            Other ..............................................................................           23,813
                                                                                                    -------------
            Total expenses before reimbursement ................................................        1,596,964
            Reimbursement of expenses ..........................................................          (10,464)
                                                                                                    -------------
            Total expenses after reimbursement .................................................                          1,586,500
                                                                                                                      -------------
            Investment income -- net ...........................................................                          8,222,116
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
                Investments -- net .............................................................        7,003,385
                Options written -- net .........................................................          (60,452)
                Foreign currency transactions -- net ...........................................       (2,829,753)        4,113,180
                                                                                                    -------------
            Change in unrealized appreciation/depreciation on:
                Investments -- net .............................................................       (2,095,627)
                Foreign currency transactions -- net ...........................................          478,579        (1,617,048)
                                                                                                    -------------------------------
            Total realized and unrealized gain -- net ..........................................                          2,496,132
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations ...............................                      $  10,718,248
                                                                                                                      =============

      See Notes to Financial Statements.


6        GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007

Statements of Changes in Net Assets

                                                                                                                     For the Period
                                                                                                       For the         April 28,
                                                                                                     Year Ended         2006+ to
                                                                                                    December 31,      December 31,
Increase (Decrease) in Net Assets:                                                                      2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ...........................................................    $   8,222,116     $   5,195,899
            Realized gain (loss) -- net ........................................................        4,113,180          (284,747)
            Change in unrealized appreciation/depreciation -- net ..............................       (1,617,048)        2,485,821
                                                                                                    -------------------------------
            Net increase in net assets resulting from operations ...............................       10,718,248         7,396,973
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ...........................................................      (14,209,304)       (5,412,680)
            Realized gain -- net ...............................................................               --        (1,524,204)
            Tax return of capital ..............................................................               --          (236,486)
                                                                                                    -------------------------------
            Net decrease in net assets resulting from dividends and
              distributions to shareholders ....................................................      (14,209,304)       (7,173,370)
                                                                                                    -------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from issuance of Common Stock .........................................               --       140,385,000
            Value of shares issued to Common Stock shareholders in reinvestment
              of dividends and distributions ...................................................          654,837                --
            Offering costs resulting from the issuance of Common Stock .........................               --          (294,000)
            Net redemption of Common Stock resulting from a repurchase offer
              (including $8,861 of repurchase fees) ............................................       (8,533,008)               --
                                                                                                    -------------------------------
            Net increase (decrease) in net assets resulting from Common
              Stock transactions ...............................................................       (7,878,171)      140,091,000
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ............................................      (11,369,227)      140,314,603
            Beginning of period ................................................................      140,414,611           100,008
                                                                                                    -------------------------------
            End of period* .....................................................................    $ 129,045,384     $ 140,414,611
                                                                                                    ===============================
                * Undistributed (accumulated distributions in excess of) investment
                    income -- net ..............................................................    $     594,525     $    (336,943)
                                                                                                    ===============================

+     Commencement of operations.

      See Notes to Financial Statements.


         GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007        7

Financial Highlights

                                                                                                                     For the Period
                                                                                                       For the          April 28,
                                                                                                     Year Ended         2006+ to
The following per share data and ratios have been derived                                            December 31,     December 31,
from information provided in the financial statements.                                                   2007             2006
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period ................................................    $     19.09      $     19.10
                                                                                                     ------------------------------
            Investment income -- net*** .........................................................           1.16              .71
            Realized and unrealized gain -- net .................................................            .35              .30
                                                                                                     ------------------------------
            Total from investment operations ....................................................           1.51             1.01
                                                                                                     ------------------------------
            Less dividends and distributions:
                Investment income -- net ........................................................          (2.02)            (.74)
                Realized gain -- net ............................................................             --             (.21)
                Tax return of capital ...........................................................             --             (.03)
                                                                                                     ------------------------------
            Total dividends and distributions ...................................................          (2.02)            (.98)
                                                                                                     ------------------------------
            Offering costs resulting from the issuance of Common Stock ..........................             --             (.04)
                                                                                                     ------------------------------
            Net asset value, end of period ......................................................    $     18.58      $     19.09
                                                                                                     ==============================
            Market price per share, end of period ...............................................    $     17.55      $     18.05
                                                                                                     ==============================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share ..................................................           8.60%            5.48%@
                                                                                                     ==============================
            Based on market price per share .....................................................           8.49%           (4.76%)@
                                                                                                     ==============================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Expenses, net of reimbursement ......................................................           1.16%            1.19%*
                                                                                                     ==============================
            Expenses ............................................................................           1.16%            1.19%*
                                                                                                     ==============================
            Investment income -- net ............................................................           5.99%            5.45%*
                                                                                                     ==============================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) ............................................    $   129,045      $   140,415
                                                                                                     ==============================
            Portfolio turnover ..................................................................              0%++             0%++
                                                                                                     ==============================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++ Portfolio turnover is calculated based upon long-term investments. All of the securities held in the portfolio have been classified as short-term investments because the maturity dates at the time of acquisition were one year or less, and therefore, the portfolio turnover is zero.
@     Aggregate total investment return.

      Notes to Financial Statements.


8        GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007

Notes to Financial Statements

1. Significant Accounting Policies:

Global Income & Currency Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock Shares are listed on the New York Stock Exchange ("NYSE") under the symbol GCF. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price. In the case of options traded in the OTC market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or the counterparty. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value, under which method the investment is valued at cost and any premium or discount is amortized on a straight line basis to maturity.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund may invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. entities.

(c) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract resulting from an unfavorable price change in the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Forward foreign exchange contracts -- The Fund will enter into forward foreign exchange contracts which include, but are not limited to, cash settled currency forward contracts including non-deliverable currency forward contracts. The contracts are marked-to-market daily and any change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. To the extent necessary, certain debt securities will serve as collateral for the Fund's currency contracts.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option,


         GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007        9
      the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. A portion of the distributions paid by the Fund during the period April 29, 2006 to December 31, 2006 was characterized as a tax return of capital.

(g) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(h) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. All tax years of the Fund are open at this time.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159") was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.


10        GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007

(i) Reclassifications -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $6,897,982 has been reclassified between undistributed net realized capital gains and accumulated distributions in excess of net investment income and $20,674 has been reclassified between paid-in capital in excess of par and accumulated distributions in excess of net investment income as a result of permanent differences attributable to foreign currency transactions and non-deductible expenses. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. IQ entered into a Subadvisory Agreement with Nuveen Asset Management ("NAM"), pursuant to which Nuveen was responsible for providing certain investment advisory services to IQ with respect to the Fund. For such services, IQ agreed to pay NAM a monthly fee at an annual rate equal to .40% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. The Fund does not make any direct payment to NAM for subadvisory services.

On June 20, 2007, Nuveen Investments Inc. ("Nuveen Investments"), the parent company of NAM announced that it had entered into a definitive Agreement and Plan of Merger (the "Merger Agreement") to be acquired by an investor group majority-led by Madison Dearborn Partners, LLC. The investor group's financial advisors and investors include ML & Co. and Merrill Lynch Global Private Equity (both affiliates of IQ).

The merger, which was consummated in November 2007, resulted in an "assignment" (as defined in the Investment Company Act of 1940) of the current Subadvisory Agreement between IQ and NAM, causing its automatic termination.

At a meeting held on July 24, 2007, the Board of Directors of the Fund approved a new investment subadvisory agreement for the Fund to be presented to shareholders for approval. The new subadvisory agreement contains substantially the same terms as the existing Subadvisory Agreement for the Fund, including the same subadvisory fee.

In order to ensure continuity of services to the Fund, in the event that the merger was consummated prior to the shareholder vote (as was the case), the Fund's Board, in reliance on Rule 15a-4 under the Investment Company Act, also approved an interim subadvisory agreement for the Fund with a term of up to 150 days pending approval of the new subadvisory agreement by shareholders. The Board determined that the scope and quality of services to be provided under the interim subadvisory agreement were equivalent to the existing subadvisory agreement and that other than the dates, parties and provisions required by Rule 15a-4, there were no material differences between the interim subadvisory agreement and the existing Subadvisory Agreement.

At a shareholder meeting held on January 10, 2008, the new subadvisory agreement was approved.

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes, for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock, Inc. ML & Co. is a principal owner of BlackRock, Inc.

Certain officers of the Fund are officers and/or directors of IQ, ML & Co., BlackRock, Inc. or its affiliates.


         GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007        11

Notes to Financial Statements (concluded)

3. Investments:

There were no purchases or sales of long-term investments for the year ended December 31, 2007.

Transactions in options written for the year ended December 31, 2007 were as follows:

-------------------------------------------------------------------------------
                                                          Number of    Premiums
Call Options Written                                      Contracts    Received
-------------------------------------------------------------------------------
Outstanding call options written,
  beginning of year ................................           --            --
Options written ....................................       14,000     $ 210,700
Options closed .....................................      (14,000)     (210,700)
                                                          ---------------------
Outstanding call options written,
  end of year ......................................           --            --
                                                          =====================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the year ended December 31, 2007 decreased by 443,043 as a result of a repurchase offer and increased by 34,702 as a result of dividend reinvestment. For the period April 28, 2006 to December 31, 2006, shares issued and outstanding increased by 7,350,000 from shares sold.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

With regard to repurchase fees, IQ will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.

5. Distributions to Shareholders:

The tax character of distributions paid during the year ended December 31, 2007 and the period April 28, 2006 to December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                   4/28/2006+ to
                                                    12/31/2007       12/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ............................     $14,209,304      $6,936,884
  Tax return of capital ......................              --         236,486
                                                   ---------------------------
Total distributions ..........................     $14,209,304      $7,173,370
                                                   ===========================

+     Commencement of operations.

As of December 31, 2007, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income -- net .........................    $   594,525
Undistributed long-term capital gains -- net .................             --
                                                                  -----------
Total undistributed earnings -- net ..........................        594,525
Capital loss carryforward ....................................     (3,235,195)*
Unrealized losses -- net .....................................       (369,623)**
                                                                  -----------
Total accumulated losses -- net ..............................    $(3,010,293)
                                                                  ===========

* On December 31, 2007, the Fund had a net capital loss carryforward of $3,235,195, all of which expires in 2015. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the deferral of post-October capital losses for tax purposes and the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts.


12        GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Global Income & Currency Fund
Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of Global Income & Currency Fund Inc. as of December 31, 2007, and the related statement of operations for the year ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 28, 2006 (commencement of operations) through December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Income & Currency Fund Inc. as of December 31, 2007, the results of its operations for the year ended, and the changes in its net assets and its financial highlights for the year then ended, and for the period April 28, 2006 through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, NJ
February 29, 2008


         GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007        13

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940 (the "1940 Act"), as amended. As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be determined by reference to the fourth quarterly rebalancing date of the current annual period for the currency investments (as described in the Fund's prospectus); and will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the "Repurchase Request Deadline").

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.


14        GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007

Fund Certification

In May 2007, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Form N-CSR and are available on the Securities and Exchange Commission's website at http://www.sec.gov.

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by Global Income & Currency Fund Inc. during the fiscal year ended December 31, 2007:

--------------------------------------------------------------------------------
Federal Obligation Interest .......................................      9.55%*
Interest-Related Dividends for Non-U.S. Residents .................     23.16%**
--------------------------------------------------------------------------------
* The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.
** Represents the portion of the dividends paid that are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.


         GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007        15

Approval of New Subadvisory Agreement

The Board of Directors (the "Board" or the "Directors") of Global Income & Currency Fund Inc. (the "Fund"), currently consisting solely of Directors that are not "interested persons" of the Fund (the "non-interested Directors"), as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), previously approved a subadvisory agreement (the "Subadvisory Agreement") between IQ Investment Advisors LLC, the Fund's investment adviser ("IQ Advisors" or the "Adviser"), and Nuveen Asset Management, the Fund's subadviser ("NAM" or the "Subadviser").

On June 20, 2007, Nuveen Investments, Inc. ("Nuveen Investments"), the parent company of NAM, announced that it had entered into a definitive Agreement and Plan of Merger (the "Merger") to be acquired by an investor group majority-led by Madison Dearborn Partners, LLC. The Merger, when consummated, has the effect of causing the Fund's Subadvisory Agreement to be terminated pursuant to the terms of the Subadvisory Agreement. In anticipation of the consummation of the Merger, the Board of the Fund met in person on July 24, 2007 for purposes of, among other things, considering whether it would be in the best interests of the Fund and its stockholders to approve a new subadvisory agreement (the "New Subadvisory Agreement") that would take effect upon the termination of the existing Subadvisory Agreement. The Board also approved an interim subadvisory agreement between NAM and IQ Advisors that would take effect (and continue for no more than 150 days) if the Merger was consummated prior to shareholder approval of the New Subadvisory Agreement. The Board considered substantially the same factors in approving the interim subadvisory agreement as were considered in approving the New Subadvisory Agreement.

The Merger was approved by the stockholders of Nuveen Investments in November 2007. At that time, Nuveen Investments ceased to be a publicly traded company and is now privately held by an investor group that includes Merrill Lynch, an affiliate of the Adviser. The shareholders of the Fund approved the New Subadvisory Agreement on January 10, 2008.

The following discussion summarizes the information considered and the conclusions made by the Board in approving the New Subadvisory Agreement.

In considering approval of the New Subadvisory Agreement between IQ Advisors and the Subadviser, the Board received and discussed various materials provided to it in advance of the July 24, 2007 meeting which included, among other things, a copy of the form of New Subadvisory Agreement, the materials the Board had received in connection with its consideration and approval of the then existing Subadvisory Agreement, due diligence materials from the Subadviser and a report on the Merger. In addition, the Board considered materials received at previous meetings of the Board regarding the Fund.

At the July 24, 2007 Board meeting, representatives of NAM made a presentation regarding the Merger and responded to questions from the Board. The non-interested Directors discussed the presentation given at the meeting by representatives of the Subadviser and the materials distributed in connection therewith, which provided information about the transaction that would cause the change in control of the Subadviser and the termination of the then existing Subadvisory Agreement. The non-interested Directors met privately with their legal counsel to review the Board's duties in reviewing a subadvisory agreement and approving the New Subadvisory Agreement. The Board considered all factors it believed relevant with respect to the Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Subadviser; (b) the investment performance of the Fund and the Subadviser; (c) the costs of the services to be provided and profits to be realized by the Subadviser from its relationship with the Fund; and (d) the extent to which economies of scale could be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.


16        GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007

(a) Nature, Extent and Quality of Services -- In connection with their consideration of the New Subadvisory Agreement, the Directors considered representations by the Adviser and the Subadviser that there would be no diminution in the services to be rendered to the Fund by the Adviser and the Subadviser, respectively, as a result of the change in control of the Subadviser and the effectiveness of the New Subadvisory Agreement. The Board noted that representatives of the Subadviser stated that they did not anticipate any change in their personnel responsible for providing services to the Fund, and in particular that the investment and compliance personnel of the Subadviser were not expected to change as a result of the change in control of the Subadviser.

In reviewing the New Subadvisory Agreement, the Directors focused on the experience of the Subadviser in managing registered funds. The Board considered the reputation and investment experience of the Subadviser and its investment professionals who would continue to serve as portfolio managers after the change in control. The Board noted the representations of the Subadviser that the change in control would have no adverse effect on the experience, resources and strengths of the Subadviser in managing investment companies. The Board then discussed the Subadviser's anticipated financial condition after the change in control. The Board noted statements from the Subadviser's representatives that the financial position of the Subadviser would not be negatively affected by the Merger. The Board also considered representations from the Subadviser that the change in control would not have an effect on the Subadviser's compliance personnel or compliance procedures. The Board then discussed the due diligence performed by personnel of the Adviser regarding the Subadviser. Based on the discussions held and the materials presented at these meetings and prior meetings, the Board determined that the proposed change in control of the Subadviser would not likely cause an adverse change in the nature, extent and quality of the services to be provided by the Subadviser under the New Subadvisory Agreement. In addition, the Board was of the view that the Subadviser had evidenced a commitment to maintaining a culture of compliance that would continue after the Merger.

(b) The Investment Performance of the Fund and the Subadviser -- The Directors reviewed the investment performance of the Fund, and primarily based their evaluation of the Subadviser on the Fund's performance for the limited period that the Fund had been in operation. The Directors considered the history, experience, resources and strengths of the Subadviser in developing and implementing the investment strategies used by the Fund. The Directors noted that the Fund uses an innovative investment strategy and that comparisons of the Fund's investment performance to the performance of other investment companies was generally not meaningful. The Directors reviewed the Fund's investment performance and compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which the Fund was achieving its investment objective, noting that the Fund had been in operation for a relatively short period of time. In particular, the Directors noted that the Fund generally performed as expected relative to its reference index. As a result of their discussions and review, the Directors concluded that the Fund's performance was satisfactory. The Board did not specifically consider the Subadviser's performance with respect to most other accounts it manages, because these accounts might have investment objectives, policies or restrictions different from those of the Fund. The Board considered the reputation and investment experience of the Subadviser and its investment professionals. The Board discussed the experience, resources and strengths of the Subadviser in managing or sponsoring investment companies. The Board also considered the experience of the Fund's portfolio managers and discussions held with the managers regarding implementation of the Fund's investment programs. Following their deliberations, the Board concluded that, while past performance is not an indicator of future performance, the Subadviser should likely be able to continue to effectively implement the Fund's investment strategy in attempting to meet the Fund's investment objective.


         GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007        17

Approval of New Subadvisory Agreement (concluded)

(c) Fees and Profitability of the Subadviser -- The Board considered representations by the Adviser and the Subadviser that there would be no change in the allocation of the management fees between the Adviser and Subadviser in relation to the services provided by the Subadviser, as a result of the change in control of Nuveen Investments and the effectiveness of the New Subadvisory Agreement. In considering the compensation to be paid to the Subadviser, noting that no changes to such compensation from that payable under the then existing Subadvisory Agreement was proposed, the Board referred to the materials presented and discussions held in connection with their consideration of the then existing Subadvisory Agreement for the Fund. The Board noted that in connection with such considerations they had received and reviewed fee comparison data from Lipper Inc. (which included information regarding the fees paid by certain investment advisers to subadvisers of peer funds), and concluded that such information continued to be relevant to their current deliberations. In reviewing that data, the Board noted that the subadvisory fee with respect to the Fund was at a level that continued to be reasonable and similar to that of comparable funds. Taking into account the totality of the information and materials provided to them at these meetings and at prior meetings, including, among other things, the fact that the subadvisory fees were negotiated by the Adviser on an arm's-length basis, the Board concluded that the subadvisory fees proposed under the New Subadvisory Agreement continued to be reasonable for the services to be rendered.

(d) Economies of Scale and Whether Fee Levels Reflect these Economies of Scale -- The Board also considered whether the Fund would be able to participate in any economies of scale that the Subadviser may experience given present asset levels of the Fund. On this point, the Board noted the uncertainty of the asset levels of the Fund going forward. The Board discussed the renewal requirements for investment advisory agreements in general, and determined to revisit this issue from time to time.

The Board's Conclusions About the New Subadvisory Agreement

The Board examined the totality of the information they were provided and did not identify any single factor discussed previously as controlling. The Board, including all of the non-interested Directors, concluded that the terms of the New Subadvisory Agreement were fair and reasonable, that the Subadviser's fees are reasonable in light of the services to be provided to the Fund, and that the New Subadvisory Agreement should be approved and recommended to the Fund's stockholders.


18        GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York Mellon (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or (ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan, must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035, Telephone:
877-296-3711.


         GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007        19

Directors and Officers

                                                                                                     Number of
                                                                                                     IQ Advisors-
                                                                                                     Affiliate
                                                                                                     Advised Funds   Other Public
                           Position(s)   Length of                                                   and Portfolios  Directorships
                           Held with     Time                                                        Overseen By     Held by
Name        Address & Age  Fund          Served**  Principal Occupation(s) During Past 5 Years       Director        Director
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Paul        P.O. Box 9095  Director &    2006 to   Professor, Columbia University Business School    11              None
Glasserman  Princeton, NJ  Chairman of   present   since 1991; Senior Vice Dean since July 2004.
            08543-9095     the Audit
            Age: 45        Committee
------------------------------------------------------------------------------------------------------------------------------------
Steven W.   P.O. Box 9095  Director &    2006 to   Retired since August 2002; Managing Director,     11              Ametek, Inc.
Kohlhagen   Princeton, NJ  Chairman of   present   Wachovia National Bank and its predecessors
            08543-9095     Nominating              (1992 - 2002).
            Age: 60        & Corporate
                           Governance
                           Committee
------------------------------------------------------------------------------------------------------------------------------------
William J.  P.O. Box 9095  Director &    2006 to   Retired since November 2004; Chairman and         11              None
Rainer      Princeton, NJ  Chairman of   present   Chief Executive Officer, OneChicago, LLC, a
            08543-9095     the Board               designated contract market (2001 - 2004);
            Age: 61                                Chairman, U.S. Commodity Futures
                                                   Trading Commission (1999 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Laura S.    P.O. Box 9095  Director      2007 to   Independent Consultant; Commissioner of the       11              CA, Inc.
Unger       Princeton, NJ                present   Securities and Exchange Commission (1997 -                        (software) and
            08543-9095                             2002), including Acting Chairperson of the SEC                    Ambac Financial
            Age: 46                                from February to August 2001; Regulatory Expert                   Group, Inc.
                                                   for CNBC (2002 - 2003).
            ------------------------------------------------------------------------------------------------------------------------
            *     Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate
                  Governance Committee.
            **    Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund's Bylaws, charter or by statute.


20        GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007

Directors and Officers (concluded)

                           Position(s)   Length of
                           Held with     Time
Name        Address & Age  Fund          Served    Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Mitchell    P.O. Box 9011  President     2006 to   IQ Investment Advisors LLC, President since April 2004; MLPF&S, Managing
M. Cox      Princeton, NJ                present   Director, Head of Global Investments & Insurance Solutions and Head of Global
            08543-9011                             Alternative Investments since 2008; MLPF&S, Managing Director, Head of Financial
            Age: 42                                Products Group since 2007; Head of Global Wealth Management Market Investments &
                                                   Origination (2003 - 2007); MLPF&S, FAM Distributors ("FAMD"), Director since
                                                   2006; IQ Financial Products LLC, Director since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Justin C.   P.O. Box 9011  Vice          2006 to   IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Managing
Ferri       Princeton, NJ  President     present   Director, Structured and Alternative Solutions since 2008; MLPF&S, Director,
            08543-9011                             Structured and Alternative Solutions in 2007; Director, Global Wealth Management
            Age: 32                                Market Investments & Origination (2005 - 2007); MLPF&S, Vice President, Global
                                                   Private Client Market Investments & Origination (2005); MLPF&S, Vice President,
                                                   Head of Global Private Client Rampart Equity Derivatives (2004 - 2005); MLPF&S,
                                                   Vice President, Co-Head Global Private Client Domestic Analytic Development
                                                   (2002 - 2004); mPower Advisors LLC, Vice President, Quantitative Development
                                                   (1999 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice          2006 to   IQ Investment Advisors LLC, Secretary and Treasurer (2004 - March 2007);
Burke       Princeton, NJ  President     present   BlackRock, Inc., Managing Director since 2006; Merrill Lynch Investment
            08543-9011     and                     Managers, L.P. ("MLIM") and Fund Asset Management ("FAM") Managing Director
            Age: 47        Secretary               (2006); MLIM and FAM, First Vice President (1997 - 2005) and Treasurer (1999 -
                                                   2006); Princeton Services, Inc., Senior Vice President and Treasurer (1999 -
                                                   2006).
------------------------------------------------------------------------------------------------------------------------------------
James E.    P.O. Box 9011  Vice          2007 to   IQ Investment Advisors LLC, Treasurer since March 2007; MLPF&S, Director,
Hillman     Princeton, NJ  President     present   Structured and Alternative Solutions since 2007; Director, Global Wealth
            08543-9011     and                     Management Market Investments & Origination (September 2006 - 2007); Managed
            Age: 50        Treasurer               Account Advisors LLC, Vice President and Treasurer since November 2006;
                                                   Director, Citigroup Alternative Investments Tax Advantaged Short Term Fund in
                                                   2006; Director, Korea Equity Inc. Fund in 2006; Independent Consultant, January
                                                   to September 2006; Managing Director, The Bank of New York, Inc. (1999 - 2006).
------------------------------------------------------------------------------------------------------------------------------------
Catherine   P.O. Box 9011  Chief         2007 to   IQ Investment Advisors LLC, Chief Compliance Officer since April 2007; Merrill
A.          Princeton, NJ  Compliance    present   Lynch & Co., Inc., Director, Corporate Compliance since September 2007;
Johnston    08543-9011     Officer                 BlackRock, Inc., Director (2006 - 2007); MLIM, Director (2003 - 2006), Vice
            Age: 53                                President (1998 - 2003).
------------------------------------------------------------------------------------------------------------------------------------
Martin G.   P.O. Box 9011  Chief         2006 to   IQ Investment Advisors LLC, Chief Legal Officer since June 2006; Merrill Lynch &
Byrne       Princeton, NJ  Legal         present   Co., Inc., Office of General Counsel, Managing Director since 2006, First Vice
            08543-9011     Officer                 President (2002 - 2006), Director (2000 - 2002); Managed Account Advisors LLC,
            Age: 45                                Chief Legal Officer since November 2006; FAMD, Director since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Jay M.      P.O. Box 9011  Vice          2006 to   IQ Investment Advisors LLC, Vice President (2005 - March 2007); BlackRock, Inc.,
Fife        Princeton, NJ  President     present   Managing Director since 2007; BlackRock, Inc., Director in 2006; MLIM, Director
            08543-9011                             (2000 - 2006); MLPF&S, Director (2000) and Vice President (1997 - 2000).
            Age: 37
------------------------------------------------------------------------------------------------------------------------------------
Colleen R.  P.O. Box 9011  Vice          2006 to   IQ Investment Advisors LLC, Chief Administrative Officer and Secretary since
Rusch       Princeton, NJ  President     present   2007, Vice President since 2005; MLPF&S, Director, Structured and Alternative
            08543-9011     and                     Solutions since 2007; MLPF&S, Director, Global Wealth Management Market
            Age: 40        Assistant               Investments & Origination (2005 - 2007); MLIM, Director from January 2005 to
                           Secretary               July 2005; Vice President of MLIM (1998 - 2004).
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

NYSE Symbol

GCF


         GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007        21

Proxy Results

During the six-month period ended December 31, 2007, Global Income & Currency Fund Inc.'s shareholders voted on the following proposal. On November 13, 2007 and December 21, 2007, special meetings of shareholders were adjourned with respect to the proposal until January 10, 2008, at which time it was approved. A description of the proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------------------
                                                       Shares Voted     Shares Voted     Shares Voted
                                                           For            Against          Abstain
-----------------------------------------------------------------------------------------------------
To approve a new investment subadvisory agreement
with Nuveen Asset Management                             3,250,207        121,078          117,769
-----------------------------------------------------------------------------------------------------


22        GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


         GLOBAL INCOME & CURRENCY FUND INC.          DECEMBER 31, 2007        23

  [LOGO]
    IQ
INVESTMENT
 ADVISORS                                                      www.IQIAFunds.com

Global Income & Currency Fund Inc. seeks to achieve its investment objective by constructing and actively managing a portfolio of investments that provides long and short exposure to selected foreign currencies.

This report, including the financial information herein, is transmitted to shareholders of Global Income & Currency Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

Global Income & Currency Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #IQGCF -- 12/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
            (ii) each audit committee financial expert is independent: (1) Alan
            R. Batkin (resigned as of February 22, 2007) and (2) Steven W. Kohlhagen.

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
Global Income &
Currency Fund Inc.    $28,000      $33,200           $0            $7,200       $8,500        $7,500          $0             $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                     Entity Name                  Year End           Year End
            --------------------------------------------------------------------
            Global Income & Currency Fund Inc.   $2,102,500        $1,975,700
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $0, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

            Alan R. Batkin (resigned as of February 22, 2007)
            Steven W. Kohlhagen
            Paul Glasserman
            William J. Rainer
            Laura S. Unger (effective September 12, 2007)

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - The registrant has delegated the voting of proxies relating to its voting securities to its investment sub-advisor, Nuveen Asset Management (the "Sub-adviser"). The Proxy Voting Policies and Procedures of the Sub-adviser (the "Proxy Voting Policies") are attached as an Exhibit hereto.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2007.

            (a)(1) Mr. Andrew J. Stenwall is responsible for the the day-to-day management of the registrant's portfolio since 2006.

            Mr. Stenwall leads the Sub-adviser's Taxable Fixed Income Team and is responsible for developing and administering the portfolio strategy of the team. Mr. Stenwall has been a Managing Director of the Sub-adviser since August 2004. Prior to joining the Sub-adviser, Mr. Stenwall served as the Fixed Income Chief Investment Officer for Banc of America Capital Management ("BACAP") from 2002 through 2004, prior to which he was a Managing Director in charge of BACAP's taxable fixed income management and the leader of its structured products.

            (a)(2) As of December 31, 2007:

            -----------------------------------------------------------------------------------------------------------------------
                                                                                             (iii) Number of Other Accounts and
                                      (ii) Number of Other Accounts Managed                     Assets for Which Advisory Fee is
                                           and Assets by Account Type                                 Performance-Based
            -----------------------------------------------------------------------------------------------------------------------
                                    Other             Other                                Other            Other
              (i) Name of         Registered          Pooled                             Registered        Pooled
               Portfolio          Investment        Investment         Other             Investment       Investment        Other
                Manager           Companies          Vehicles         Accounts           Companies         Vehicles        Accounts
            -----------------------------------------------------------------------------------------------------------------------
            Andrew J.
            Stenwall                  7                 0              4079                   0               0               0
            -----------------------------------------------------------------------------------------------------------------------
                               $1,163,950,000          $0          $661,252,564              $0              $0              $0
            -----------------------------------------------------------------------------------------------------------------------

            (iv) Potential Material Conflicts of Interest

            The Sub-adviser's Taxable Fixed Income Team's simultaneous management of the Fund and the other registered investment companies and other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities and Currency Investments (as defined in the Prospectus) orders placed on behalf of the Fund. The Sub-adviser has adopted several policies that address such potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio trades under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time, and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, the Sub-adviser has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

            (a)(3) As of December 31, 2007:

            Compensation.

            Salary and Cash Bonus. In addition to a salary and other guaranteed compensation, each member of the investment team is eligible to receive an annual cash bonus. The level of these bonuses and year to year changes to base compensation are based upon evaluations and determinations made by Mr. Stenwall for all team members reporting to him, and for all team members, including Mr. Stenwall, upon evaluations and determinations made by the CEO and President of the Sub-adviser's parent company, Nuveen Investments, Inc. These reviews and evaluations take into account a number of factors, including the effectiveness of the team's investment strategies, the performance of the accounts for which the team serves as portfolio management relative to any benchmarks established for the accounts (which for the Fund will be Fund's ability to meet the Fund's investment objective), the team's and the individual's effectiveness in communicating investment performance to shareholders and their representatives, the team's and the individual's contribution to the Sub-adviser's investment process and execution of investment strategies, and the team's overall assets under management. The cash bonus component is also impacted by the overall performance of the parent company in achieving its business objectives.

            Long-term incentive compensation. Each member of the investment team is eligible to receive bonus compensation in the form of equity-based awards comprised of securities issued by Nuveen Investments, Inc. or options thereon, and/or other forms of long-term deferred compensation. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also takes into account the individual's long-term potential with the firm.

            (a)(4) Beneficial Ownership of Securities. As of December 31, 2007,
                   Mr. Stenwall did not beneficially own any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable due to no such purchases during the period covered by this report.

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Corporate Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income & Currency Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Global Income & Currency Fund Inc.

Date: February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Global Income & Currency Fund Inc.

Date: February 20, 2008


By: /s/ James E. Hillman
    --------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    Global Income & Currency Fund Inc.

Date: February 20, 2008